UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:     811-22867

Cohen & Steers MLP & Energy Opportunity Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue

New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:     November 30

Date of reporting period:     August 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS MLP AND ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

		Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	95.5%
COMPRESSION	1.0%
Archrock, Inc.		131,351	$1,661,590

CRUDE/REFINED PRODUCTS	19.9%
Buckeye Partners LP		100,454	3,542,008
Enbridge Energy Management LLC(a)		318,040	3,450,734
Enbridge, Inc. (CAD) (Canada)		371,752	12,679,449
Genesis Energy LP		63,034	1,508,404
Kinder Morgan Canada Ltd., 144A (CAD) (Canada)(b)		79,578	1,047,625
Plains GP Holdings LP, Class A(a)		425,641	10,973,025

			33,201,245

DIVERSIFIED MIDSTREAM	35.7%
Energy Transfer Equity LP		279,718	4,895,065
Energy Transfer Partners LP		252,432	5,692,342
Enterprise Products Partners LP		264,478	7,564,071
Kinder Morgan, Inc.		858,409	15,193,839
MPLX LP		165,063	5,854,785
Pembina Pipeline Corp. (CAD) (Canada)		355,068	12,110,403
Williams Cos., Inc. (The)		277,632	8,215,131

			59,525,636

DIVERSIFIED UTILITIES	1.8%
CenterPoint Energy, Inc.		55,464	1,541,345
Dominion Resources, Inc.		21,626	1,530,472

			3,071,817

GATHERING & PROCESSING	20.7%
Antero Midstream GP LP		197,551	3,336,636
Antero Midstream Partners LP		33,070	967,959
CNX Midstream Partners LP		44,364	869,534
DCP Midstream Partners LP		39,509	1,628,166
Enable Midstream Partners LP		58,400	909,288
Hess Midstream Partners LP		59,785	1,353,532
Keyera Corp. (CAD) (Canada)		197,557	5,443,793
ONEOK, Inc.		110,986	7,315,087
Shell Midstream Partners LP		101,072	2,260,981
Summit Midstream Partners LP		43,511	702,703
Targa Resources Corp.		138,812	7,644,377
Western Gas Equity Partners LP		29,816	1,009,570
Western Gas Partners LP		22,943	1,120,765

			34,562,391

1

		Shares/Units	Value
MARINE SHIPPING/OFFSHORE	3.4%
GasLog Ltd. (Monaco)		149,302	$2,508,274
GasLog Partners LP (Monaco)		41,596	1,010,783
Golar LNG Ltd. (Bermuda)		86,820	2,219,119

			5,738,176

NATURAL GAS PIPELINES	7.2%
Cheniere Energy, Inc.(a)		122,052	8,168,941
Cheniere Energy Partners LP Holdings LLC		72,338	2,292,391
Tellurian Inc(a)		167,000	1,614,890

			12,076,222

OTHER	3.2%
EQT Corp.		66,032	3,368,952
Macquarie Infrastructure Co. LLC		24,216	1,139,121
Sprague Resources LP		31,413	794,749

			5,302,822

RENEWABLE ENERGY	1.6%
NextEra Energy Partners LP		53,717	2,605,274

TRANSPORT—RAIL	1.0%
Norfolk Southern Corp.		9,760	1,696,678

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$143,809,218)			159,441,851

SHORT-TERM INVESTMENTS	3.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.87%(c)		6,386,005	6,386,005

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,386,005)			6,386,005

PURCHASED OPTION CONTRACTS (Premiums paid—$115,241)	0.1%		186,000

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$150,310,464)	99.4%		166,013,856
WRITTEN OPTION CONTRACTS	0.0		(51,000)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		1,055,618

NET ASSETS	100.0%		$167,018,474

2

Exchange-Traded Option Contracts

Purchased Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (d)	Premiums Paid	Value
Call — Tellurian Inc.	10	1/18/19	1,200	$1,160,400	$115,241	$186,000

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (d)	Premiums Received	Value
Call — Tellurian Inc.	15	1/18/19	(1,200)	$(1,160,400)	$(28,759)	$(51,000)

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,047,625 or 0.6% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Rate quoted represents the annualized seven-day yield.
(d)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

3

COHEN & STEERS MLP AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

COHEN & STEERS MLP AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

COHEN & STEERS MLP AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Limited Partnerships and Related Companies	$159,441,851	$159,441,851	$—	$—
Short-Term Investments	6,386,005	—	6,386,005	—
Purchased Option Contracts	186,000	186,000	—	—

Total Investments in Securities(a)	$166,013,856	$159,627,851	$6,386,005	$—

Written Option Contracts	$(51,000)	$(51,000)	$—	$—

Total Derivative Liabilities(a)	$(51,000)	$(51,000)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS MLP AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s written option contracts activity for the period ended August 31, 2018:

	Written Option Contracts(a)
Average Notional Amount	$105,491	(b)
Ending Notional Amount	1,160,400

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)	Average for the period August 22, 2018 through August 31, 2018, which represents the period the Fund had option contracts outstanding.

Note 3. Unfunded Commitments

The Fund entered into an agreement to privately purchase 135,200 unregistered Class A shares of Kayne Anderson Acquisition Corp. (the Issuer) at a predetermined price (an arrangement known as a private investment in public equity, or PIPE) on August 7, 2018. The Fund’s agreement to purchase this PIPE is subject to the Issuer fulfilling certain conditions, including a successful proxy vote by shareholders of KAAC, which has not yet occurred. When all conditions are met, the Fund will record this commitment and shall be obligated to fund this commitment upon settlement of the purchase transaction. The aggregate value of this commitment is $1,352,000. At August 31, 2018, the Fund had sufficient net assets to cover this commitment.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: October 26, 2018